Accrued liabilities and provisions - Details of contingent liabilities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 COP ($) item	Dec. 31, 2021 COP ($) item
Accrued liabilities and provisions
Number of processes | item	953	1,079
Proceedings amount | $	$ 4,061,430	$ 3,304,880
Constitutional
Accrued liabilities and provisions
Number of processes | item	122	86
Proceedings amount | $	$ 642,057	$ 1,336,966
Ordinary administrative
Accrued liabilities and provisions
Number of processes | item	147	146
Proceedings amount | $	$ 2,590,089	$ 1,867,591
Labor
Accrued liabilities and provisions
Number of processes | item	625	788
Proceedings amount | $	$ 68,194	$ 87,175
Civil
Accrued liabilities and provisions
Number of processes | item	59	58
Proceedings amount | $	$ 761,090	$ 13,148
Penal
Accrued liabilities and provisions
Number of processes | item	0	1
Proceedings amount | $	$ 0	$ 0